Share Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Share-based Payment Arrangement [Abstract]
Share-based payment arrangement, expensed and capitalized, amount
Share based compensation expense is included in general and administrative expense and consisted of the following for the periods presented.

	Three Months Ended September 30,
	2022	2021
	(in thousands)
Share based compensation expense - service based
Employee share option plan	$961	$1,528
2022 Equity Compensation Plan - Options	175	—
2022 Equity Compensation Plan - RSU and DSU’s	164	—

Total service based compensation	1,300	1,528
Options issued to suppliers	—	249
Consulting stock awards	—	1,539

Total share based compensation	$1,300	$3,316

For the years ended June 30, our share based compensation expense included in general and administrative expense consisted of the following.

	2022	2021
	(in thousands)
Share based compensation expense—service based
Employee share option plan	$5,812	$4,653
2022 Equity compensation plan—RSU’s	646	—

Total service based compensation	6,458	4,653
Options issued to suppliers	238	1,723
Consulting stock awards	31,033	—

Total share based compensation	$37,729	$6,376

Summary of share-based payment award, stock options, valuation assumptions	The significant assumptions used to estimate the fair value of stock option awards granted under the plans during the three months ended September 30, 2022 and 2021, using the Black-Scholes option valuation model are as follows.

	Three Months Ended September 30,
	2022	2021
Exercise price	$25.62	$14.62 - $18.27
Share price	$18.03	$10.38
Volatility	79%	85%
Expected term in years	5	0.9 - 3.9
Risk-free interest rate	2.91%	0.01%
Dividend rate	Nil	Nil
The significant assumptions used to estimate the fair value of stock option awards granted during the years ended June 30, 2022 and 2021, respectively, using the Black-Scholes option valuation model are as follows:

	2022	2021
Exercise price	$14.62 - $18.27	$6.58 - $18.27
Share price	$9.87 - $12.35	$4.20 - $14.76
Volatility	69% - 85%	73% - 110%
Expected term in years	0.9 to 3.9	1 to 4
Risk free interest rate	0.10% - 1.5%	0.75%
Dividend rate	Nil	Nil

Summary of share-based payment arrangement, activity
The following table summarizes stock option activity for each of the periods presented.

	Three Months Ended September 30,
	2022		2021
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
	(In thousands, except per share data)
Outstanding at beginning of the period	4,874	$9.67	5,554	$5.19
Granted	400	25.62	1,400	15.20
Exercised	(50)	5.12	(303)	3.29
Expired/forfeited	—	—	(477)	5.48

Outstanding at end of the period	5,224	10.94	6,174	7.53

Vested at the end of the period	3,664	$8.02	4,835	$7.60
The number of options has been adjusted for the Exchange Ratio and exercise prices have been converted to U.S. dollars using a rate of 1.368 U.S. dollars to one AUD dollar, the exchange rate that existed on the date prior to implementation of the Scheme:

	Year ended June 30
	2022		2021
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price

	(In thousands, except per share data)
Outstanding at beginning of the period	5,554	$5.19	6,742	$3.36
Granted	1,700	15.39	1,700	9.21
Exercised	(1,904)	2.75	(2,799)	3.22
Expired/forfeited	(476)	5.48	(89)	7.09

Outstanding at end of the period	4,874	9.67	5,554	5.19

Vested at the end of the period	3,367	$7.30	5,284	$4.75

Share-based compensation arrangement by share-based payment award, options, vested and expected to vest, exercisable
The

following table provides information about stock options outstanding and exercisable at the end of each period presented.

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)		(In years)	(In thousands)
Outstanding and exercisable at:
June 30, 2022	3,367	$7.30	1.1	$24,568
June 30, 2021	5,284	4.75	1.8	21,200

Share-based compensation arrangements by share-based payment award, performance-based units, vested and expected to vest
The following table summarizes restricted share (“RSU”), director restricted share (“DSU”) and performance share (“PSU”) activity under the 2022 Equity Compensation Plan for each of the periods presented.

	Serviced- Based Shares		Weighted Average Grant Date Fair Value per Share	Performance- Based Shares		Weighted Average Grant Date Fair Value per Unit	Total Shares
	(In thousands, except per share data)
Non-vested shares/units outstanding at July 1, 2022	48.8		$18.03	19.2		$12.19	68.0
Granted	101.3		14.67	63.5	(2)	14.79	164.8

Non-vested shares/units outstanding at September 30, 2022	150.1	(1)	$15.76	82.7		$14.23	232.8

(1)	Includes approximately 35.6 thousand director share units
(2)
On September 1, 2022, we granted approximately 63.5 thousand performance share units, which based on the achievement of certain operational targets, could vest within a range of 0% to 100%. The operational targets are; 1) commissioning and operation of the SSBF; 2) obtaining formation flow, head grade and impurity profile data from the SSBF; and 3) generate product data to ensure process design for detailed engineering. The determination of the percentage of shares that ultimately vest will be made at the three-year anniversary of the grant date based upon achievement of the performance targets over the period.

The following table summarizes the activity for our Incentive Plan.

	Serviced- based Shares		Weighted Average Grant Date Fair Value per Share	Performance- Based Shares		Weighted Average Grant Date Fair Value per Share	Total Shares
			(In thousands, except per share data)
Non-vested shares/units outstanding at July 1, 2021	—		$—	—		$—	—
Granted	48.8	(1)	18.03	19.2	(2)	—	68.0
Forfeited	—		—	—		—	—
Vested	—		—	—		—	—

Non-vested shares/units outstanding at June 30, 2022	48.8			19.2			68.0

(1)	Includes approximately 29.6 thousand restricted share units issued to our directors.
(2)	On June 29, 2022, we granted approximately 19.2 thousand performance share units, which based on the achievement of certain revenue targets, could vest within a range of 0% to 150%.

Summary of share based compensation by share based compensation fair value assumptions of equity instruments other than options granted to consultants
The

assumptions used to estimate the fair value of the market-based stock grants under the Monte Carlo Simulation model for the period ended June 30, 2022 are as follows:

Hurdle stock price	$21.94	$29.25	$36.57	$43.88
Volatility	76.82%	76.82%	76.82%	76.82%
Expected term in years	1.12	1.12	1.12	1.12
Risk-free interest rate	0.22%	0.22%	0.22%	0.22%
Expected dividend yield	0%	0%	0%	0%
Estimated fair value per share	$10.68	$9.01	$6.63	$4.88

Summary of Nonvested Share Activity
The following table summarizes the activity for unvested options for each of the periods presented.

	Three Months Ended September 30,
	2022		2021
	Number of Options	Weighted Average Grant Date Fair Value per share	Number of Options	Weighted Average Grant Date Fair Value per share
	(In thousands, except per share data)
Unvested at beginning of the period	1,507	$6.05	270	$5.79
Granted	400	10.52	1,400	15.20
Vested	(347)	5.96	(331)	6.21
Expired/forfeited	—	—	—	—

Unvested at end of the period	1,560	7.15	1,339	5.98

	Number of Options	Weighted Average Grant Date Fair Value per share	Number of Options	Weighted Average Grant Date Fair Value per share

Unvested options at beginning of the period	270	$5.79	335	$1.20
Granted	1,700	6.26	1,700	4.65
Vested	(463)	4.65	(1,676)	3.79
Expired/forfeited	—	—	(89)	4.35

Unvested options at end of the period	1,507	6.05	270	5.79